Annual Fund Operating Expenses - Nationwide Bailard Technology and Science Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.22%
Class C Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	1.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.98%
Class M Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%
Class R6 Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%